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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE M. WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George M. White                      Memphis, TN             May 14, 2010
------------------------------   -------------------------   -------------------
[Signature]                             [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:       74,798
                                          (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
               COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ---------------------
            NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- -------------- --------- -------- --------- ---- ---- ---------- -------- --------- ------ ----
ACE LIMTED                             COM       H0023R105    2,092    40,000              SOLE                40,000
ADTRAN INC.                            COM       00738A106    9,320   353,713              SOLE               353,713
AEGEAN MARINE PETE NETWORK INC         COM       Y00175102    2,486    87,600              SOLE                87,600
AMERICAN ORIENTAL BIOENGINEERING,
   INC.                                COM       028731107    5,371 1,316,520              SOLE             1,316,520
ATHENAHEALTH, INC                      COM       04685W103    3,184    87,092              SOLE                87,092
BROOKFIELD ASSET MANAGEMENT INC.  CL A LTD VT SH 112585104    2,351    92,500              SOLE                92,500
CELADON GROUP INC.                     COM       150838100    1,957   140,400              SOLE               140,400
COMCAST CORPORATION                  COM CL A    20030N101    1,883   100,000              SOLE               100,000
CROCS, INC.                            COM       227046109    6,322   720,000              SOLE               720,000
GENERAL MARITIME CORPORATION           COM       Y2693R101    2,788   387,800              SOLE               387,800
LANDSTAR SYSTEM  INC.                  COM       515098101    1,889    45,000              SOLE                45,000
MARTEN TRANSPORT LTD.                  COM       573075108    1,401    71,100              SOLE                71,100
MEDIFAST, INC.                         COM       58470H101    8,759   348,550              SOLE               348,550
MICROSOFT CORPORATION                  COM       594918104    2,929   100,000              SOLE               100,000
NU SKIN ENTERPRISES INC.             COM CL A    67018T105    1,164    40,000              SOLE                40,000
OMNIAMERICAN BANCORP INC.              COM       68216R107      634    55,000              SOLE                55,000
REPUBLIC SVCS INC.                     COM       760759100    2,322    80,000              SOLE                80,000
RITCHIE BROS. AUCTIONEERS INC.         COM       767744105    1,292    60,000              SOLE                60,000
SAIA INC                               COM       78709Y105   15,035 1,083,228              SOLE             1,083,228
ST. JOE COMPANY                        COM       790148100    1,618    50,000              SOLE                50,000